FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements Captions [Line Items]
Cost	$ 624,050	¥ 4,344,512	¥ 2,705,885	¥ 1,554,194
Gross profit	210,828	1,467,743	939,450	494,702
Operating expenses
Selling and marketing	26,139	181,975	96,538	44,026
General and administrative expenses	35,689	248,462	213,973	114,880
Research and development	61,884	430,822	263,220	153,827
Total operating expenses	123,712	861,259	573,731	312,733
Operating loss	87,116	606,484	365,719	181,969
Interest income	4,809	33,478	11,595	3,003
Net income	82,360	573,371	336,320	167,095
Parent Company
Condensed Income Statements Captions [Line Items]
Cost	8	55	414
Gross profit	8	55	414
Operating expenses
Selling and marketing	459	3,198	4,271
General and administrative expenses	7,264	50,572	99,881	57,898
Research and development	1,607	11,191	42,167	6,984
Total operating expenses	9,330	64,961	146,319	64,882
Operating loss	(9,338)	(65,016)	(146,733)	(64,882)
Interest income	987	6,868	2,185
Other loss	(100)	(699)
Equity in earnings of subsidiaries and VIEs	91,073	634,043	484,594	232,564
Net income	$ 82,622	¥ 575,196	¥ 340,046	¥ 167,682